Business Combinations	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Business Combinations	Business Combinations
or the various acquisitions noted below that occurred during the year ended December 31, 2021, there were minimal amounts of transaction costs incurred by the Company ranging from $0-$40,000 that are deemed immaterial. Any transactions costs associated with each acquisition below was expensed as incurred, and are recorded within General & Administrative expenses on the Consolidated Statements of Operations.
Vayu (US)
Effective February 8, 2021, the Company purchased Vayu Inc to add to its A4 Aerospace services portfolio of companies. The purchase agreement provides for the Company to purchase all the outstanding shares of Vayu and its assets. Under the provision of ASC 805 Business Combinations, the Company determined that the acquisition of Vayu was an asset acquisition as more than 95% was concentrated in a single asset or a group of assets in Intellectual Property. As such, the Company accounted for this acquisition as an asset acquisition in accordance with ASC 805-10-20. Accordingly, the assets acquired are initially recognized at the consideration paid, which was the fair value of the Series D preferred stock issued, including direct acquisition costs. The cost is allocated to the group of assets acquired based on their relative fair values. The assets acquired and liabilities assumed were as follows at the acquisition date:

Purchase Allocation
Cash	$81,442
Property and equipment	56,011
Intellectual property	8,406,743
Non-compete agreement	100,819
Deferred tax liability	(1,362,667)
Accrued expenses and other current liabilities	(564,039)
SBA loan (PPP funds)	(65,000)
$6,653,309
The purchase price was paid as follows:

Series D Preferred Stock (1,432,244 shares)	$6,653,309
$6,653,309
TDI
On May 5 2021, the Company purchased Thermal Dynamics, Inc, (“TDI”), to add to its A4 Defense services portfolio of companies. Under the provision of ASC 805 Business Combinations, the acquisition is considered an acquisition of a business since the Company is acquiring the outstanding capital of TDI and continuing the business of TDI with defined inputs and substantive processes that contribute to the ability to create outputs. A summary of the finalized purchase price allocation at fair value is presented below:

Purchase Allocation
Accounts receivable	$1,408,682
Property and equipment	111,789
Customer list	3,840,000
Non-compete agreement	120,000
Goodwill	6,426,786
Other asset	91,000
Accounts payable	(786,151)
Accrued expenses and other current liabilities	(53,857)
Contract liabilities	(3,637,122)
Notes payable	(64,733)
$7,456,394
The purchase price was paid as follows:

Class A Common Stock (281,223 shares)	$1,102,394
Cash	6,354,000
$7,456,394
Alt Labs
On May 10, 2021, the Company closed on the acquisition of Alternative Laboratories, LLC (Alt Labs) to add to its A4 Manufacturing services portfolio. Under the provision of ASC 805 Business Combinations, the acquisition is considered an acquisition of a business since the Company is acquiring the outstanding capital of Alt Labs and continuing the business of Alt Labs with defined inputs and substantive processes that contribute to the ability to create outputs. A summary of the finalized purchase price allocation at fair value is presented below:

Purchase Allocation
Accounts receivable	$397,441
Inventory	2,621,653
Property and equipment	1,739,441
Customer list	1,250,000
Proprietary technology	3,670,000
Non-compete agreement	20,000
Goodwill	4,410,564
Other assets	390,502
Accounts payable	(397,441)
Accrued expenses and other current liabilities	(411,830)
Contract liabilities	(1,754,290)
Notes payable	(33,363)
$11,902,677
The purchase price was paid as follows:

Class A Common Stock (361,847 shares)	$1,432,677
Cash	10,470,000
$11,902,677
On May 4, 2021, the Company also entered into an agreement to acquire the 100% membership interest in 4740 Cleveland LLC (“Cleveland”), a Florida limited liability company that is the owner of the building currently being leased by Alt Labs, for a total purchase price of $7,000,000. The Company closed on the purchase of the building in August 2021.
Identified Technologies
On October 20, 2021, the Company entered into a Stock Purchase Agreement with Identified Technologies Corporation (IDT) to add to its A4 Aerospace services portfolio of companies. Under the provision of ASC 805 Business Combinations, the acquisition is considered an acquisition of a business since the Company is acquiring the outstanding capital of IDT and continuing the business of IDT with defined inputs and substantive processes that contribute to the ability to create outputs. A summary of the finalized purchase price allocation at fair value is presented below:

Purchase Allocation
Accounts receivable	$90,858
Other asset	27,469
Proprietary technology	1,650,000
Tradename	210,000
Goodwill	1,913,310
Non-compete agreement	90,000
Accrued expenses and other current liabilities	(363,856)
$3,617,781
The purchase price was paid as follows:

Cash	$35
Class A Common Stock (888,881 shares)	3,617,746
$3,617,781
ElecJet
On November 29, 2021, the Company acquired ElecJet Corp (ElecJet) to add to its A4 Technology portfolio of companies. Under the provision of ASC 805 Business Combinations, the acquisition is considered an acquisition of a business since the Company is acquiring the outstanding capital of Elecjet and continuing the business of ElecJet with defined inputs and substantive processes that contribute to the ability to create outputs. As part of the acquisition there was a contingent royalty agreement based on potential future graphene batteries. More detail of this agreement can be found in Note 11. It was determined that this contingent agreement had a FMV of $0 at the date of acquisition. A summary of the finalized purchase price allocation at fair value is presented below:

Purchase Allocation
Cash	$27,466
Accounts receivable	30,000
Inventory	95,000
Proprietary technology	5,890,000
Non-compete agreement	200,000
Goodwill	6,496,343
Deferred tax liability	(1,562,074)
Accrued expenses and other current liabilities	(113,742)
$11,062,993
The purchase price was paid as follows:

Cash	$6,500,000
Class A Common Stock (1,803,279)	4,562,993
$11,062,993
DTI Services (doing business as RCA Commercial Electronics)
On December 13, 2021, the Company purchased DTI Services (RCA), to add to its technology portfolio of companies. Under the provision of ASC 805 Business Combinations, the acquisition is considered an acquisition of a business since the Company is acquiring the outstanding capital of RCA and continuing the business of RCA with defined inputs and substantive processes that contribute to the ability to create outputs. A summary of the finalized purchase price allocation at fair value is presented below:

Purchase Allocation
Accounts receivable	$3,409,230
Other current assets	1,259,556
Inventory	12,477,872
Property and equipment	761,370
Customer list	6,300,000
Trademark	620,000
Non-compete agreement	690,000
Goodwill	1,355,728
ROU asset	1,196,764
Accounts payable	(951,302)
Accrued expenses and other current liabilities	(677,720)
Customer deposits	(153,201)
Operating lease liability	(1,226,128)
Line of credit	(4,710,768)
$20,351,401
The purchase price was paid as follows:

Cash	$14,000,000
Class A Common Stock (1,587,301 shares)	3,682,538
Warrants (396,825 shares)	668,863
Seller notes	2,000,000
$20,351,401
For tax purposes, the Goodwill associated with the business combinations of TDI, Alt Labs, and RCA described above will be deductible under IRC section 197 as the transactions were treated as an asset purchase. The Goodwill associated with the business combinations of Identified Technology and ElecJet described above is not deductible for tax purposes.
The following are the unaudited pro forma results of operations for the years ended December 31, 2022 and 2021, as if Excel, IA, Vayu, TDI, Alt Labs, Identified Technology, ElecJet, and RCA had been acquired on January 1, 2021. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results do include any anticipated cost savings or other effects of the planned integration of these entities, and are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the dates indicated.

	Pro Forma Combined Financials (unaudited)
	Years Ended December 31,
	2022	2021
Sales	$104,563,002	$98,321,144
Cost of goods sold	82,848,600	75,523,745
Gross profit	21,714,402	22,797,399
Operating expenses	32,470,186	38,643,670
Loss from operations	(10,755,784)	(15,846,271)
Net loss from continuing operations	(12,875,313)	(12,144,338)
Loss per share	(0.07)	(0.06)